CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (82,977,298)	$ (38,956,582)	$ (57,899,169)	$ (21,727,818)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,858,357	1,130,826	1,612,086	1,157,976
Bad debt expense	85,182	0
Change in fair value of derivative liability	(106,888,362)	22,641,625	19,714,808	8,396,169
Net gain on exchange and issuance of warrants	(3,374,752)	0
Interest from issuance of convertible note			10,594,182	0
Gain on sale of assets			0	(8,166)
Interest converted to preferred stock			0	13,129
Employee stock compensation	111,133	66,391	110,124	297,244
Warrant issuance and modifications	0	54,489	612,006	25,063
Debt discount amortization	30,418,591	58,333	122,050	41,667
Asset disposal			0	11,124
Loss on extinguishment of debt	17,292,463	0	4,038,063	0
Loss on issuance on convertible note as interest	119,185,886	0
Changes in operating assets and liabilities:
Increase in accounts receivable	(72,849)	(77,959)	(143,905)	(83,070)
Increase in inventory	(393,729)	(576,872)	(676,048)	(136,855)
Increase in prepaid and other assets	(712,455)	(197,270)	(56,797)	(217,597)
Increase in accounts payable	572,867	457,250	602,056	37,171
Increase in accrued liabilities	756,848	552,275	700,790	(203,455)
Net cash used in operating activities	(24,138,118)	(14,847,494)	(20,669,754)	(12,397,418)
Cash flows from investing activities:
Acquisition of property and equipment	(912,862)	(842,225)	(1,566,044)	(248,133)
Construction of equipment	(1,995,542)	(3,223,827)	(3,226,943)	(971,122)
Proceeds from sale of assets			0	35,000
Proceeds from sale leaseback			0	1,500,000
Net cash used in investing activities	(2,908,404)	(4,066,052)	(4,792,987)	315,745
Cash flows from financing activities:
Proceeds from issuance of common stock			0	6,375,837
Proceeds from exercise of warrants	1,449,850	3,166,394	3,161,220	31,600
Proceeds from follow-on offering	10,719,121	21,737,625	21,933,874	0
Proceeds from issuance of notes payable - related party			250,000	890,000
Proceeds from release of restricted cash	6,718,726	0
Payment of cash settlement for warrant exercises	(314,879)	0
Proceeds from issuance of convertible notes payable	5,451,163	0	4,135,000	100,000
Proceeds from issuance of convertible notes payable - related party	0	250,000	0	300,000
Proceeds from issuance of preferred stock			0	6,569,886
Principal payments of capital leases	(949,762)	(667,630)	(947,423)	(944,606)
Principal payments of notes payable	(5,693)	(36,955)	(49,994)	(44,644)
Principal payments of notes payable - related party	0	(250,000)	(250,000)	(390,000)
Net cash provided by financing activities	23,068,526	24,199,434	28,232,677	12,888,073
Net increase (decrease) in cash	(3,977,996)	5,285,888	2,769,936	806,400
Cash, beginning of the period	4,787,759	2,017,823	2,017,823	1,211,423
Cash, end of the period	809,763	7,303,711	4,787,759	2,017,823
Supplemental disclosures of cash flow information:
Interest paid	1,100,999	818,378	1,055,255	1,121,066
Income taxes paid	1,750	1,250	1,250	6,447
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock to common stock			2,651	18,846,539
Issuance of preferred stock as debt discount			0	100,000
Restricted cash proceeds from convertible note	62,000,020	0	13,800,000	0
Conversion of note payable to preferred stock	0	10,478	0	400,000
Assets acquired through capital leases	80,138	0	0	807,272
Offering costs incurred but unpaid			235,020	64,760
Initial public offering and follow-on offering costs incurred but unpaid	412,323	41,175
Property and equipment included in accounts payable	601,323	240,183	226,214	393,119
Cashless exercise of warrants	2	173,657	1,011	0
Change in derivative liability from convertible debt			15,731,315	0
Change in derivative liability from exercised and issued warrants	15,162,431	24,400,224	$ 39,151,949	$ 1,586,181
Issuance of stock for 2015 Note preinstallment	$ 712,190	$ 0